Advances to Contractor (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Advances to Contractor [Abstract]
Schedule of advances to contractor
Advances to contractor	15,571,215	3,499,988
	15,571,215	3,499,988

Advances to contractor	15,223,215	3,499,988
	15,223,215	3,499,988

Advances to contractor	3,499,988	16,458,252
	3,499,988	16,458,252

Advances to contractor	16,458,252	21,664,764
	16,458,252	21,664,764

Advances to contractor	21,664,764	Nil
	21,664,764	Nil